General (Details)							3 Months Ended			6 Months Ended			12 Months Ended
	May 14, 2026 shares	Mar. 17, 2026 USD ($) shares	Dec. 18, 2025 USD ($) shares	Dec. 04, 2025 USD ($)	Oct. 28, 2025 USD ($) shares	Jul. 22, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 29, 2026 shares	Dec. 31, 2025 ₪ / shares	Nov. 07, 2025 USD ($)	Nov. 06, 2025 USD ($)	Dec. 31, 2024 ₪ / shares
General [Line Items]
Net loss							$ (3,439,000)	$ (2,446,000)	$ (15,610,000)	$ (14,209,000)	$ (5,760,000)		$ (12,819,000)	$ (15,610,000)
Common stock | shares						7,000,000						651,571	836,512	651,571
Common stock, par value | (per share)						$ 0.0001										₪ 0.01			₪ 0.01
Common share, value						$ 70,000,000,000
Price per share | $ / shares						$ 10
Transaction bonus		$ 400,000,000				$ 400,000,000
Conversion of common share | shares										3.6097
Percentage of stated value of share				300.00%						300.00%
Principal amount converted into preferred shares				$ 5,330,000
Accumulated losses							$ (61,582,000)			$ (61,582,000)		$ (34,554,000)	$ (47,373,000)	$ (34,554,000)
Amount of operating activities										(4,995,000)	$ (3,833,000)		(8,144,000)	$ (5,196,000)
Aggregate investments amount													$ 1,000,000
Common stock, shares issued | shares												651,571	836,512	651,571
Proceeds from the sale										$ 1,512,000
First Earnout Event [Member]
General [Line Items]
Shares issued to advisors | shares													3,000,000
Consecutive trading days													20 days
Trading days													30 days
Share price | $ / shares													$ 15
Second Earnout Event [Member]
General [Line Items]
Consecutive trading days													20 days
Trading days													30 days
Share price | $ / shares													$ 20
Third Earnout Event [Member]
General [Line Items]
Consecutive trading days													20 days
Trading days													30 days
Share price | $ / shares													$ 25
TRAILBLAZER HOLDINGS, INC. [Member]
General [Line Items]
Net loss												$ (53,820)	$ (156,348)
Cash
Common stock | shares												1,000	1,000	1,000
Common stock, par value | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001
Accumulated losses												$ (53,820)	$ (210,168)	$ (53,820)
Amount of operating activities
Common stock, shares issued | shares												1,000	1,000	1,000
Legacy Cyabra [Member]
General [Line Items]
Common stock | shares						7,000,000
Common stock, par value | $ / shares						$ 0.0001
Percentage of holding of outstanding common stock							61.80%			61.80%
Private Placement [Member]
General [Line Items]
Received from issuance of preferred stock and warrants										$ 8,000,000,000
Promissory Note [Member]
General [Line Items]
Preferred Stock, value				$ 15,990,000
Aggregate investments amount													$ 6,000,000
Common Class A [Member]
General [Line Items]
Employees received RSUs | shares						400,000
Trust account						$ 3,500,000
Preferred Class B [Member]
General [Line Items]
Percentage of stated value of share				(100.00%)						100.00%
Percentage of outstanding principal balance										100.00%
Preferred Class C [Member]
General [Line Items]
Percentage of stated value of share				200.00%						200.00%
Percentage of outstanding principal balance										200.00%
LifeSci Capital LLC [Member]
General [Line Items]
Conversion of common share | shares					105,000
Common stock, shares issued | shares															262,500
Ladenburg [Member]
General [Line Items]
Advisory fee					$ 1,050,000,000
Common stock, shares issued | shares															262,500
Loeb & Loeb LLP [Member]
General [Line Items]
Conversion of common share | shares			1,000,000
Lowenstein Sandler LLP [Member]
General [Line Items]
Debt converted into share | shares			1,000,000
Proceeds from the sale										$ 590
Interest and premium amount							$ 1,631,000			$ 1,631,000
PIPE Investment [Member] | Private Placement [Member]
General [Line Items]
Aggregate investments amount													$ 6,000,000
PIPE Investment [Member] | Private Placement [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
General [Line Items]
Aggregate investments amount			$ 6,000,000
Underwriters Arrangements [Member]
General [Line Items]
Shares issued to advisors | shares					207,000
Underwriters Arrangements [Member] | LifeSci Capital LLC [Member]
General [Line Items]
Advisory fee					$ 1,050,000,000
RSUs [Member]
General [Line Items]
Employees received RSUs | shares	1,615,536	400,000
Maximum [Member]
General [Line Items]
Common share, value																	$ 106,000,000,000	$ 106,000,000,000
Minimum [Member]
General [Line Items]
Common share, value																	$ 70,000,000,000	$ 70,000,000,000